Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

32. Subsequent events

Shares issued

Subsequent to September 30, 2022, the Company issued 99,899 shares for RSUs and PSUs vested.

Disposal of SISU

On October 31, 2022, the Company finalized the sale of SISU for $317,000 cash. In addition, the purchaser has agreed to enter into a multi-strategic supply agreement providing the Company the right, but not the obligation, to purchase cannabis oil and flower brokerage services for a period of 24 months on preferred terms.

Closing of Coastal Acquisition

On November 14, 2022, the Company completed the acquisition of 100% of the equity of Coastal Holding Company, LLC ("Coastal") by issuing 24,999,999 shares of Coast L Acquisition Corp., a wholly owned subsidiary of the Company. The shares of Coast L Acquisition Corp. are exchangeable on a one-for-one basis into shares of the Company. The Company also paid an additional $3.1 million upon closing and assumed approximately $1.9 million of debt.

36. Subsequent events

Share issuance

Subsequent to December 31, 2021, the Company issued 2,120,240 shares, of which 1,348,921 were issued to a related party related to the Marketing Arrangement described in Note 19.

RSU Issuance

Subsequent to December 31, 2021, the Company issued 223,500 RSUs.

Lock-up Agreements

On January 28, 2022, the Company announced a voluntary extension of the lock-up agreements with certain members of the Company’s leadership team and the entire board of directors, covering over approximately 34,000,000 issued and outstanding common shares. Pursuant to the lock-up agreements, each counterparty has agreed that, subject to certain exceptions, they will not, without assign or dispose of any of their locked-up shares until January 28, 2023.

Sale and leaseback agreement

Subsequent to the year end, the Company entered into a sale-leaseback arrangement on one of its properties. Under the arrangement, the Company will sell the property for $6,500,000, with $6,000,000 received on closing and $100,000 to be received annually over 5 years with 3% interest per annum. The Company will be committed to a minimum lease term of 5 years, with base rent of approximately $46,000 per month during the minimum lease term. The lease term can be extended at the option of the Company by two 5-year periods.